NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

June 30, 2020 (unaudited)

Upright Assets Allocation Plus Fund

Company	Quantity	Current Value	Weight
Equities
Consumer
Bed Bath & Beyond Inc.	1,000	10,600	1.06%

Drug Manufacturer-other
AbbVie Inc.	500	49,090	4.90%

Energy
Direxion Daily Energy Bull 2X Shares	550	8,299	0.83%

Exchange Traded Fund
iShares MSCI China ETF	200	13,090	1.31%
iShares MSCI EAFE Value ETF	200	7,994	0.80%
iShares Russell Mid-Cap Value ETF	100	7,653	0.76%
KraneShares CSI China Internet ETF	400	24,776	2.47%
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	9,662	0.97%
Vanguard FTSE Emerging Markets Index Fund ETF Shares	700	27,727	2.77%
Vanguard Real Estate Index Fund ETF Shares	200	15,706	1.57%
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	3,953	0.39%
Direxion Daily MSCI Brazil Bull 2X Shares	85	6,322	0.63%
Direxion Daily MSCI Developed Markets Bull 3X Shares	500	19,260	1.92%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	8,904	0.89%
Direxion Daily MSCI India Bull 3x Shares	500	10,285	1.03%
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	20,120	2.01%
		175,452	17.53%

Financial Service
Direxion Daily Financial Bull 3X Shares	1,100	34,419	3.44%

Generic Drug
Mylan N.V.	1,500	24,120	2.41%

MID Cap
Direxion Daily Mid Cap Bull 3X Shares	1,500	29,250	2.92%

Semiconductor
Silicon Motion Technology Corporation	2,000	97,540	9.74%

Small Cap
Direxion Daily Small Cap Bull 3X Shares	500	13,695	1.37%

US Market
Direxion Daily S&P500 Bull 3X Shares	1,500	62,715	6.26%

IC Design
Himax Technologies, Inc.*ADR	40,000	165,600	16.54%

Internet Services
Baidu, Inc.	100	11,989	1.20%

Total Investments (Cost $776,607)		682,770	68.20%

Cash and Money Funds
Total Cash and Money Funds		318,820	31.80%
		1,001,590	100.00%

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2020, the aggregate cost of securities excluding cash and money funds was $ 776,607. The aggregate gross unrealized depreciation for all securities totaled $93,837. This consisted of an aggregate gross unrealized appreciation of $ 101,578, and an aggregate gross unrealized depreciation of $195,416.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2020:

Level 1	682,770
Level 2	-
Level 3	-
Total	682,770